Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Common Stock [Member]	Additional Paid-in Capital [Member]		Accumulated Other Comprehensive Loss [Member]	Retained Earnings (Deficit) [Member]	Total		Adjustment for Adoption of New Accounting Standard [Member] Common Stock [Member]	Adjustment for Adoption of New Accounting Standard [Member] Additional Paid-in Capital [Member]	Adjustment for Adoption of New Accounting Standard [Member] Accumulated Other Comprehensive Loss [Member]	Adjustment for Adoption of New Accounting Standard [Member] Retained Earnings (Deficit) [Member]	Adjustment for Adoption of New Accounting Standard [Member]
Balance at Sep. 30, 2017	$ 1	$ 826		$ (68)	$ 256	$ 1,015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to the Company	0	0		0	496	496
Other comprehensive loss	0	0		(88)	0	(88)
Share-based compensation	0	23		0	0	23
Proceeds from issuance of common stock	0	23		0	0	23
Common stock repurchased and retired	0	(2)		0	(33)	(35)
Balance at Sep. 29, 2018	1	870		(156)	719	1,434
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to the Company	0	0		0	404	404
Other comprehensive loss	0	0		(230)	0	(230)
Share-based compensation	0	27		0	0	27
Proceeds from issuance of common stock	0	55		0	0	55
Common stock repurchased and retired	0	(3)		0	(69)	(72)
Balance at Sep. 28, 2019	1	949		(386)	1,054	1,618
Balance (ASC 842 [Member]) at Sep. 28, 2019								$ 0	$ 0	$ 0	$ (5)	$ (5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to the Company	0	0		0	559	559
Other comprehensive loss	0	0		(165)	0	(165)
Share-based compensation	0	33		0	0	33
Proceeds from issuance of common stock	0	30		0	0	30
Common stock repurchased and retired						0
Acquisition	0	22	[1]	0	0	22	[1]
Balance at Sep. 26, 2020	$ 1	$ 1,034		$ (551)	$ 1,608	$ 2,092

[1]	Represents noncontrolling interest (refer to Note 2)